UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Management, L.P
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-07016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George Lau
Title:     Chief Financial Officer
Phone:     (212) 829-4034
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		February 12, 2010



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
	    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    162149



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam






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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIANCE ONE INTERNA TIONAL IN COMMON STOCK     018772103      586   120000 SH       SH-OTH                    0   120000        0
D AMD SER B SR UNS GLOBAL CONV 6 CONVRT BONDS     007903AL1     2250  2500000 SH       SH-OTH                    0  2500000        0
D APPLE INC  COM STK             COMMON STOCK     037833100    27395   130000 SH       SH-OTH                    0   130000        0
D APPLIED ENERGETICS I NC COM ST COMMON STOCK     03819M106     2485  7100000 SH       SH-OTH                    0  7100000        0
D APPLIED MATLS INC  COM STK     COMMON STOCK     038222105     6184   443594 SH       SH-OTH                    0   443594        0
D ARCH COAL INC  COM STK         COMMON STOCK     039380100     1558    70000 SH       SH-OTH                    0    70000        0
D AXCELIS TECHNOLOGIES  INC COM  COMMON STOCK     054540109      564   400000 SH       SH-OTH                    0   400000        0
D CHINA SUNRGY ADR               ADRS STOCKS      16942X104     2079   450000 SH       SH-OTH                    0   450000        0
D COGENT INC                     COMMON STOCK     19239Y108     1559   150000 SH       SH-OTH                    0   150000        0
D COGNIZANT TECHNOLOGY  SOLUTION COMMON STOCK     192446102     4080    90000 SH       SH-OTH                    0    90000        0
D CYMER INC  COM STK             COMMON STOCK     232572107      960    25000 SH       SH-OTH                    0    25000        0
D DELTA PETE CORP  COM STK       COMMON STOCK     247907207      119   114210 SH       SH-OTH                    0   114210        0
D EMC CORP MASS  COM STK         COMMON STOCK     268648102      874    50000 SH       SH-OTH                    0    50000        0
D EVERGREEN SOLAR INC  COM STK   COMMON STOCK     30033R108      151   100000 SH       SH-OTH                    0   100000        0
D FIRST SOLAR INC                COMMON STOCK     336433107    16925   125000 SH       SH-OTH                    0   125000        0
D FREEPORT MCMORAN COP PER & GOL COMMON STOCK     35671D857      803    10000 SH       SH-OTH                    0    10000        0
D GT SOLAR INTERNATION AL COM ST COMMON STOCK     3623E0209     1173   211056 SH       SH-OTH                    0   211056        0
D HALLIBURTON CO COM             COMMON STOCK     406216101     4514   150000 SH       SH-OTH                    0   150000        0
D HYTHIAM INC  COM STK           COMMON STOCK     44919F104       50   113932 SH       SH-OTH                    0   113932        0
D ISHARES RUSSELL 2000           US ETF'S - US TR 464287655     1692    27100 SH       SH-OTH                    0    27100        0
D ISHRES FTSE CHNA               INTL ETF'S - US  464287184      845    20000 SH       SH-OTH                    0    20000        0
D MARATHON OIL CORP  COM STK     COMMON STOCK     565849106     5932   190000 SH       SH-OTH                    0   190000        0
D MORGAN STANLEY  COM STK        COMMON STOCK     617446448     1184    40000 SH       SH-OTH                    0    40000        0
D MYLAN INC COM STK              COMMON STOCK     628530107    11058   600000 SH       SH-OTH                    0   600000        0
D NATIONAL-OILWELL VARCO INC COM COMMON STOCK     637071101     5070   115000 SH       SH-OTH                    0   115000        0
D NETAPP INC C COM STK           COMMON STOCK     64110D104     4445   129362 SH       SH-OTH                    0   129362        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     3855   300000 SH       SH-OTH                    0   300000        0
D PRICE T ROWE GROUP I NC COM ST COMMON STOCK     74144T108      533    10000 SH       SH-OTH                    0    10000        0
D PROSHARES ULTRA OIL & GAS      US ETF'S - US TR 74347R719     1381    40000 SH       SH-OTH                    0    40000        0
D QLT  INC                       COMMON STOCK     746927102     2448   493568 SH       SH-OTH                    0   493568        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103     1157    25000 SH       SH-OTH                    0    25000        0
D SKYWORKS SOLUTIONS I NC COM ST COMMON STOCK     83088M102     6386   450000 SH       SH-OTH                    0   450000        0
D SOURCEFIRE INC  COM STK        COMMON STOCK     83616T108     1491    55758 SH       SH-OTH                    0    55758        0
D SPDR S&P 500 ETF TRUST         US ETF'S - US TR 78462F103     1783    16000 SH       SH-OTH                    0    16000        0
D SYNAPTICS INC  COM STK         COMMON STOCK     87157D109      506    16495 SH       SH-OTH                    0    16495        0
D TAKE-TWO INTERACTIVE  SOFTWARE COMMON STOCK     874054109      603    60000 SH       SH-OTH                    0    60000        0
D TRANSOCEAN LTD                 COMMON STOCK     H8817H100     6624    80000 SH       SH-OTH                    0    80000        0
D TRIDENT MICROSYSTEMS  INC COM  COMMON STOCK     895919108     1622   872212 SH       SH-OTH                    0   872212        0
D UBS AG-REG                     COMMON STOCK     H89231338     3878   250000 SH       SH-OTH                    0   250000        0
D VALEANT PHARMACEUTIC ALS INTL  COMMON STOCK     91911X104     3497   110000 SH       SH-OTH                    0   110000        0
D VISA INC  CLASS A COM STK      COMMON STOCK     92826C839    19241   220000 SH       SH-OTH                    0   220000        0
D YINGLI GREEN ENERGY HOLD ADR   ADRS STOCKS      98584B103     2609   165000 SH       SH-OTH                    0   165000        0
S REPORT SUMMARY                 42 DATA RECORDS              162149
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